Income Tax	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Income Tax
26.	INCOME TAX

The Company and its subsidiaries have filed a consolidated tax return for corporate income tax starting from 2019 and for unappropriated earnings starting from 2018.

a.	Income tax recognized in profit or loss

The major components of income tax were as follows:

	For the Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$	US$ (Note 4)

Current income tax
In respect of the current year	$5,207,309	$5,002,954	$6,807,882	$242,446
Income tax on unappropriated earnings	(1,022,560)	19,115	680,649	24,240
Changes in estimate for prior years	(103,822)	(352,579)	(472,512)	(16,827)
	4,080,927	4,669,490	7,016,019	249,859
(Continued)
	For the Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$	US$ (Note 4)

Deferred income tax
In respect of the current year	$(227,327)	$563,512	$212,338	$7,562
Effect of tax rate changes	657,346	54,072	-	-
Changes in estimate for prior years	5,696	(213,758)	(103,021)	(3,669)
Effect of foreign currency exchange differences	(3,273)	(62,070)	(8,438)	(301)
	432,442	341,756	100,879	3,592

Income tax expense recognized in profit or loss	$4,513,369	$5,011,246	$7,116,898	$253,451
(Concluded)

A reconciliation of income tax expense calculated at the statutory rates and income tax expense recognized in profit or loss was as follows:

	For the Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$	US$ (Note 4)

Profit before income tax	$31,937,678	$23,279,811	$35,768,798	$1,273,817

Income tax expense calculated at the statutory rates	$13,540,599	$11,802,811	$16,907,904	$602,133
Nontaxable expense in determining taxable income	353,019	459,133	316,619	11,276
Tax-exempt income	(2,515,453)	(495,883)	(387,212)	(13,790)
Additional income tax on unappropriated earnings	(1,022,560)	19,115	680,649	24,240
Loss carry-forward and income tax credits currently used	(971,124)	(898,198)	(1,191,387)	(42,428)
Remeasurement of deferred income tax assets, net	(4,776,271)	(5,588,335)	(8,650,569)	(308,069)
Changes in estimate for prior periods	(103,822)	(352,579)	(472,512)	(16,827)
Unrecognized deductible temporary differences	-	-	(138,890)	(4,946)
Withholding tax	8,981	65,182	52,296	1,862

Income tax expense recognized in profit or loss	$4,513,369	$5,011,246	$7,116,898	$253,451

In July 2019, the President of the R.O.C. announced the amendments to the Statute for Industrial Innovation, which stipulate that the amounts of unappropriated earnings in 2018 and thereafter that are reinvested in the construction or purchase of certain assets or technologies are allowed as deduction when computing the income tax on unappropriated earnings. When calculating the tax on unappropriated earnings, the Group only deducts the amount of the unappropriated earnings that has been reinvested in capital expenditure.

In addition, in accordance with Rule No.10904558730 issued by the Ministry of Finance of Taiwan (MOF), the Group has deducted the amount of dividends distributed in 2020 attributable to the increase in the retained earnings as of January 1, 2018 as a result of initial adoption of IFRS 9 and IFRS 15 when calculating the tax on unappropriated earnings for 2018.
b.	Income tax recognized directly in equity

	For the Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$	US$ (Note 4)

Deferred income tax
Related to employee share options	$(1,099)	$1,404	$(1,159)	$(41)

c.	Income tax recognized in other comprehensive income

	For the Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$	US$ (Note 4)

Deferred income tax
Related to remeasurement of defined benefit plans	$55,346	$74,308	$114,559	$4,080
Unrealized loss on equity instruments at fair value through other comprehensive income	-	(78,124)	(237,460)	(8,457)
Effect of tax rate changes	70,755	-	-	-

Income tax recognized in other comprehensive income	$126,101	$(3,816)	$(122,901)	$(4,377)

d.	Current tax assets and liabilities

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Current tax assets
Tax refund receivable	$90,569	$303,265	$10,800
Prepaid income tax	462,523	399,555	14,229

	$553,092	$702,820	$25,029

Current tax liabilities
Income tax payable	$4,858,578	$6,514,502	$231,998

e.	Deferred tax assets and liabilities

The Group offset certain deferred tax assets and deferred tax liabilities which met the offset criteria.

The movements of deferred tax assets and deferred tax liabilities were as follows:

For the year ended December 31, 2018

	Balance at January 1	Adjustment on initial Application of IFRS 15	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	Recognized in Equity	Exchange Differences	Acquisitions Through Business Combinations	Balance at December 31
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$

Deferred tax assets (liabilities)

Temporary differences
Property, plant and equipment	$(3,879,066)	$-	$(600,229)	$-	$-	$(21,146)	$(45,873)	$(4,546,314)
Defined benefit obligation	780,240	-	(131,687)	126,101	-	27,884	262,286	1,064,824
FVTPL financial instruments	(104,903)	-	284,659	-	-	(137)	27,402	207,021
Others	1,028,409	(97,358)	(26,147)	-	(1,099)	74,327	294,540	1,272,672
	(2,175,320)	(97,358)	(473,404)	126,101	(1,099)	80,928	538,355	(2,001,797)
Loss carry-forward	681,441	-	(50,059)	-	-	28,293	12,600	672,275
Investment credits	534,213	-	91,021	-	-	5,932	-	631,166

	$(959,666)	$(97,358)	$(432,442)	$126,101	$(1,099)	$115,153	$550,955	$(698,356)

For the year ended December 31, 2019

	Balance at January 1	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	Recognized in Equity	Exchange Differences	Acquisitions through Business Combinations	Balance at December 31
	NT$	NT$	NT$	NT$	NT$	NT$	NT$
Deferred tax assets (liabilities)

Temporary differences
Property, plant and equipment	$(4,546,314)	$(80,593)	$-	$-	$(17,949)	$(16,917)	$(4,661,773)
Defined benefit obligation	1,064,824	(57,746)	74,308	-	(2,803)	-	1,078,583
FVTPL financial instruments	207,021	43,285	-	-	9	-	250,315
Others	1,272,672	6,148	(78,124)	1,404	(21,763)	8,184	1,188,521
	(2,001,797)	(88,906)	(3,816)	1,404	(42,506)	(8,733)	(2,144,354)
Loss carry-forward	672,275	(166,128)	-	-	(12,203)	48,837	542,781
Investment credits	631,166	(86,722)	-	-	(7,404)	-	537,040

	$(698,356)	$(341,756)	$(3,816)	$1,404	$(62,113)	$40,104	$(1,064,533)

For the year ended December 31, 2020

	Balance at January 1	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	Recognized in Equity	Exchange Differences	Acquisitions through Business Combinations	Disposal of Subsidiaries	Balance at December 31
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$

Deferred tax assets (liabilities)

Temporary differences
Property, plant and equipment	$(4,661,773)	$(422,833)	$-	$-	$43,364	$21,875	$(13,982)	$(5,033,349)
Defined benefit obligation	1,078,583	(36,633)	114,559	-	1,005	212,941	-	1,370,455
FVTPL financial instruments	250,315	(135,103)	-	-	(74)	2,085	(11,281)	105,942
Others	1,188,521	624,442	(237,460)	(1,159)	(42,771)	114,036	(119,564)	1,526,045
	(2,144,354)	29,873	(122,901)	(1,159)	1,524	350,937	(144,827)	(2,030,907)
Loss carry-forward	542,781	(44,651)	-	-	(915)	183,045	(152,594)	527,666
Investment credits	537,040	(86,100)	-	-	(21,559)	-	-	429,381

	$(1,064,533)	$(100,878)	$(122,901)	$(1,159)	$(20,950)	$533,982	$(297,421)	$(1,073,860)

	Balance at January 1	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	Recognized in Equity	Exchange Differences	Acquisitions through Business Combinations	Disposal of Subsidiaries	Balance at December 31
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Deferred tax assets (liabilities)

Temporary differences
Property, plant and equipment	$(166,018)	$(15,058)	$-	$-	$1,544	$779	$(498)	$(179,251)
Defined benefit obligation	38,411	(1,305)	4,080	-	36	7,583	-	48,805
FVTPL financial instruments	8,914	(4,811)	-	-	(3)	74	(402)	3,772
Others	42,328	22,238	(8,457)	(41)	(1,523)	4,061	(4,258)	54,348
	(76,365)	1,064	(4,377)	(41)	54	12,497	(5,158)	(72,326)
Loss carry-forward	19,330	(1,590)	-	-	(33)	6,519	(5,434)	18,792
Investment credits	19,125	(3,066)	-	-	(768)	-	-	15,291

	$(37,910)	$(3,592)	$(4,377)	$(41)	$(747)	$19,016	$(10,592)	$(38,243)

f.	Items for which no deferred tax assets have been recognized for loss carry-forward, investment credits and deductible temporary differences

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Loss carry-forward	$966,783	$1,497,056	$53,314
Investment credits	51,217	49,611	1,767
Deductible temporary differences	446,754	377,242	13,434

	$1,464,754	$1,923,909	$68,515

The unrecognized loss carry-forward will expire through 2030.

g.	Information about unused loss carry-forward, unused investment credits, tax-exemption and other tax relief

As of December 31, 2020, the unused loss carry-forward comprised of:

Expiry Year	NT$	US$
		(Note 4)

2021	$79,849	$2,844
2022	140,029	4,987
2023	192,607	6,859
2024	172,337	6,137
2025 and thereafter	1,439,900	51,279

	$2,024,722	$72,106

As of December 31, 2020, unused investment credits comprised of:

Tax Credit Source	Remaining Creditable Amount		Expiry Year
	NT$	US$
		(Note 4)

Purchase of machinery and equipment	$405,188	$14,430	2027
Others	73,804	2,628	2026 and thereafter

	$478,992	$17,058

As of December 31, 2020, profits attributable to the following expansion projects were exempted from income tax for a 5-year pe
r
io
d
:

Tax-exemption Period

Construction and expansion of ASE Test Inc. in 2009	2018.01-2022.12

Some China subsidiaries qualified as high technology enterprise
s
 were entitled to a reduced income tax rate of 15% and were eligible to deduct certain times of research and development expenses from their taxable income.

h.	Unrecognized deferred tax liabilities associated with investments

As of December 31, 2019 and 2020, the taxable temporary differences associated with the investments in subsidiaries for which no deferred tax liabilities have been recognized were NT$27,139,427 thousand and NT$33,474,725 thousand (US$1,192,120 thousand), respectively.

i.	Income tax assessments

The tax returns of the Company and its R.O.C. subsidiaries through 2018 have been examined by the tax authorities.